Investment Objectives and Goals - Grayscale Ethereum Premium Income ETF	Apr. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Ethereum Premium Income ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Ethereum Premium Income ETF (the “Fund”) seeks to provide current income while also providing potential for capital appreciation. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Trust ETF (Ticker: ETHE) and Grayscale Ethereum Mini Trust ETF (Ticker: ETH) (the “Ethereum ETPs”). There can be no assurance that the Fund will achieve its investment objective.